SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2025
SUBSEQUENT EVENT
SUBSEQUENT EVENT	27.SUBSEQUENT EVENT On March 24, 2026, the Group granted a total of 785,356 RSUs to certain employees under the 2021 Plan, with the vesting period of three years or 48 months.